INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Income Tax Contingency [Line Items]
Recognizes interest and penalties accrued	¥ 0	$ 0	¥ 5,098	¥ 4,932
Unrecognized tax benefits reversed	7,420		7,667	1,827	$ 1,079
Accrued interest and penalties	¥ 0		7,420	¥ 9,989	0
Statute of limitation period	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group’s tax filings.
Net operating losses	¥ 346,623				50,414
Cumulative temporary differences of investments in foreign subsidiaries	113,588		255,333		16,521
Unrecognized deferred tax liabilities	¥ 11,359		¥ 25,533		$ 1,652
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2015	2015
Net operating losses expiration year	2019	2019
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Year open for examination	2018	2018
Net operating losses expiration year	2023	2023